Consolidated Statement of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Preferred stock	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit	Total
Beginning balance at May. 31, 2023		$ 919		$ 731,270	$ (841,690)	$ (109,501)
Beginning balance (shares) at May. 31, 2023	34,000	919,053,000
Beginning balance treasury stock (shares) at May. 31, 2023			443,000
Issuance of stock for convertible note repayment		$ 34		5,216		5,250
Issuance of stock for convertible note repayment (in shares)		34,309,000
Loss on induced conversion				6,680		6,680
Warrants issued in note offering				359		359
Note Conversion		$ 24		7,126		7,150
Note Conversion (in shares)		24,410,000
Stock issued for compensation		$ 3		487		490
Stock issued for compensation (in shares)		2,608,000
Stock issued for private offering		$ 76		21,621		21,697
Stock issued for private offering (in shares)		75,622,000
Discount related to private offering modification				137		137
Warrant exercises		$ 3		297		300
Warrant exercises (in shares)		3,000,000
Preferred stock dividends accrued				(1,483)		(1,483)
Reclassification of warrants from liability to equity classified				79		79
Stock-based compensation				1,925		1,925
Net (loss) income					(49,841)	(49,841)
Ending balance at May. 31, 2024		$ 1,059		773,714	(891,531)	$ (116,758)
Ending balance (shares) at May. 31, 2024	34,000	1,059,002,000
Ending balance treasury stock (shares) at May. 31, 2024			443,000			443,000
Issuance of stock for convertible note repayment		$ 9		991		$ 1,000
Issuance of stock for convertible note repayment (in shares)		8,777,000
Loss on induced conversion				1,180		1,180
Stock issued for tender offer		$ 152		13,874		14,026
Stock issued for tender offer (in shares)		152,505,000
Issuance costs related to stock issued for tender offer				(3,649)		(3,649)
Dividends accrued on Series C and D convertible preferred stock				(372)		(372)
Stock-based compensation				136		136
Net (loss) income					19,227	19,227
Ending balance at Aug. 31, 2024		$ 1,220		785,874	(872,304)	(85,210)
Ending balance (shares) at Aug. 31, 2024	34,000	1,220,284,000
Ending balance treasury stock (shares) at Aug. 31, 2024			443,000
Beginning balance at May. 31, 2024		$ 1,059		773,714	(891,531)	$ (116,758)
Beginning balance (shares) at May. 31, 2024	34,000	1,059,002,000
Beginning balance treasury stock (shares) at May. 31, 2024			443,000			443,000
Issuance of stock for convertible note repayment		$ 25		4,068		$ 4,093
Issuance of stock for convertible note repayment (in shares)		25,431,000
Loss on induced conversion				1,180		1,180
Stock issued for tender offer		$ 153		13,873		14,026
Stock issued for tender offer (in shares)		152,505,000
Issuance costs related to stock issued for tender offer				(3,649)		(3,649)
Stock option exercises		$ 1		105		106
Stock option exercises (in shares)		500,000
Stock issued for compensation				100		100
Stock issued for compensation (in shares)		435,000
Stock adjustment		$ (1)		1
Stock adjustment (in shares)		(651,000)	(157,000)
Warrant exercises		$ 12		1,069		1,081
Warrant exercises (in shares)		12,238,000
Preferred stock dividends accrued				(1,478)		(1,478)
Stock-based compensation				1,512		1,512
Net (loss) income					3,745	3,745
Ending balance at May. 31, 2025		$ 1,249		790,495	(887,786)	$ (96,042)
Ending balance (shares) at May. 31, 2025	34,000	1,249,460,000
Ending balance treasury stock (shares) at May. 31, 2025			286,000			286,000
Issuance of stock for convertible note repayment		$ 8		2,242		$ 2,250
Issuance of stock for convertible note repayment (in shares)		7,462,000
Stock option exercises				21		21
Stock option exercises (in shares)		100,000
Warrant exercises (in shares)		23,000
Dividends accrued on Series C and D convertible preferred stock				(373)		(373)
Stock-based compensation				179		179
Net (loss) income					(5,540)	(5,540)
Ending balance at Aug. 31, 2025		$ 1,257		$ 792,564	$ (893,326)	$ (99,505)
Ending balance (shares) at Aug. 31, 2025	34,000	1,257,045,000
Ending balance treasury stock (shares) at Aug. 31, 2025			286,000			286,000